Right-of-Use Assets (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2022	Feb. 14, 2020	Dec. 31, 2021
Right-of-Use Assets [Abstract]
Right-of-use assets, description			the Company entered into a 99 year lease for the 1001 East Delavan facility in exchange for a one time prepayment of $2.3 million.
Right-of-use asset depreciated term			40 years
Leases term	5 years
Increase in right of use assets and liabilities (in Dollars)		$ 2,588,107
Borrowing rate		10.00%